Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of changes in accumulated other comprehensive loss
The components of and changes in, accumulated other comprehensive loss are as follows:

	2023	2022
Currency translation adjustment
Opening balance, Jan. 1	(39)	(35)
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	(6)	21
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(1)	9	(25)
Balance, Dec. 31	(36)	(39)
Cash flow hedges
Opening balance, Jan. 1	(228)	228
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(2)	99	(456)
Balance, Dec. 31	(129)	(228)
Employee future benefits
Opening balance, Jan. 1	8	(29)
Net actuarial gains on defined benefit plans, net of tax(3)	(5)	37
Balance, Dec. 31	3	8
Other
Opening balance, Jan. 1	37	(18)
Change in ownership of TransAlta Renewables	(64)	—
Intercompany and third-party investments at FVTOCI	25	55
Balance, Dec. 31	(2)	37
Accumulated other comprehensive loss	(164)	(222)
(1)Net of income tax expense of $1 million for the year ended Dec. 31, 2023 (Dec. 31, 2022 – $3 million recovery).
(2)Net of income tax expense of $27 million for the year ended Dec. 31, 2023 (Dec. 31, 2022 – $112 million recovery).
(3)Net of income tax recovery of $1 million for the year ended Dec. 31, 2023 (Dec. 31, 2022 – $12 million).